Related Party Transactions (Details) - Schedule of Amounts Due from Related Parties - CNY (¥)	Jun. 30, 2024	Jun. 30, 2023
Mr. Zhan Jie [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 24,300